EQUITY (Schedule of Issued Capital) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 02, 2020 CNY (¥)
Authorized:
Authorized 10,000,000 preferred shares, no par value
Authorized 200,000,000 common shares, no par value
Common shares issued and fully paid:
33,988,082 (2018 and 2019: 24,910,916) common shares, no par	$ 70,924	¥ 450,782	¥ 419,091	¥ 340,875